Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent [Abstract]
Condensed financial information of parent

Schedule I — Condensed financial information of parent

Fly Leasing Limited

Condensed Balance Sheets

AS OF DECEMBER 31, 2011 AND 2010

(Dollar amounts in thousands)

	December 31, 2011	December 31, 2010
Assets
Cash and cash equivalents	$59,821	$154,393
Receivable from subsidiaries	24,802	—
Notes receivable from subsidiaries	51,586	90,219
Investments in subsidiaries	327,215	303,503
Investment in unconsolidated subsidiary	5,135	—
Other assets, net	452	383

Total assets	469,011	548,498

Liabilities
Payable to related parties	5	27
Payable to subsidiaries	—	51,466
Note payable to subsidiary	4,486	—
Deferred tax liability, net	20,700	21,181
Accrued and other liabilities	787	920

Total liabilities	25,978	73,594

Shareholders’ equity	443,033	474,904

Total liabilities and shareholders’ equity	$469,011	$548,498

Schedule I — Condensed financial information of parent

Fly Leasing Limited

Condensed Statements of Income

FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

(Dollar amounts in thousands, except per share data)

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Revenues
Equity in earnings of subsidiaries	$6,613	$62,920	$113,051
Equity in earnings from unconsolidated subsidiary	279	—	—
Intercompany management fee income	9,550	5,100	5,100
Interest and other income	79	61	98

Total revenues	16,521	68,081	118,249

Expense
Selling, general and administrative	15,923	13,246	10,038

Net income from continuing operations before provision for income taxes	598	54,835	108,211
Income tax provision (benefit)	(498)	2,168	19,118

Net income	$1,096	$52,667	$89,093

Weighted average number of shares:
Basic	25,843,348	28,264,227	30,831,637
Diluted	25,992,062	28,307,971	30,831,637
Earnings per share:
Basic and Diluted	$0.03	$1.86	$2.89

Schedule I — Condensed financial information of parent

Fly Leasing Limited

Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

(Dollar amounts in thousands)

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Cash Flows from Operating Activities
Net Income	$1,096	$52,667	$89,093
Adjustments to reconcile net income to net cash flow provided by operating activities:
Equity in earnings of subsidiaries	(6,613)	(62,920)	(113,051)
Equity in earnings of unconsolidated subsidiary	(279)	—	—
Income tax benefit	(497)	2,168	19,118
Share-based compensation	4,768	3,720	—
Professional fees paid by Babcock & Brown	—	260	—
Changes in operating assets and liabilities:
Receivable/payable to subsidiaries	13,967	23,103	32,739
Other assets	(69)	44	1,578
Payable to related parties	(22)	(5,751)	5,337
Accrued and other liabilities	(133)	(53)	(363)

Net cash flows provided by operating activities	12,218	13,238	34,451

Cash Flows from Investing Activities
Capital contributions to subsidiaries	(122,703)	(20,212)	(176)
Distributions received from subsidiaries	102,109	123,584	128,788
Capital contributions to unconsolidated subsidiary	(5,863)	—	—
Distributions received from unconsolidated subsidiary	1,007	—	—
Notes receivable from subsidiaries	(47,100)	—	(90,219)

Net cash flows (used in) provided by investing activities	(72,550)	103,372	38,393

Cash Flows from Financing Activities
Dividends	(20,738)	(22,407)	(24,665)
Dividend equivalents	(360)	(120)	—
Shares repurchased	(13,142)	(35,487)	(9,066)

Net cash flows used in financing activities	(34,240)	(58,014)	(33,731)

Net (decrease) increase in cash	(94,572)	58,596	39,113
Cash at beginning of period	154,393	95,797	56,684

Cash at end of period	$59,821	$154,393	$95,797

Supplemental Disclosure of Non Cash Activities:
Taxes paid	$—	$—	$—